PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

		As of December 31,
	Note	2017	2018

Advances to third parties	(i)	$14,325	$30,787
Prepaid expenses		3,919	4,144
Deposits		4,294	340
Loan to third parties		2,720	4,029
Funds receivable	(ii)	3,880	1,477
Disposal of Mapbar Technology Limited (”Mapbar”)		4,585	-
Disposal of online wealth management business		3,482	2,388
Other receivable	(iii)	4,209	362
Other current assets		6,812	5,988

Total		$48,226	$49,515

(i)
Advances to third parties mainly represents cash advanced to third party dealerships for car purchase. Specifically, some of the advances to third parties relates to consignment sales, in which the Company acts as an agent and assists other third party dealerships in the sale of their cars by allowing them to move their cars to the Company’s own lot. The Company pays those third party dealerships an advance amounting to the value of the car. The Company agrees to market those cars and if successfully sold, receives a commission from those third party dealerships. The Company does not take title to the cars and merely acts as an agent. The advance is subsequently settled either (1) when the car is sold by the Company or (2) if the car is not sold, the cash is remitted back to the Company by the third party dealership. The balance was substantially collected after December 31, 2018 and the commission earned from the above arrangements is immaterial for the years ended December 31, 2017 and 2018.

(ii)
Funds receivable mainly represents balances paid by individuals for repayments of financing on Renren Fenqi as well as amounts paid by investors for investments made on Renren Licai that are held at a third party electronic payment service provider as of December 31, 2017 and 2018. The balances were collected subsequent to year-end.

(iii)
Other receivable represents cash advanced to customers of third party dealerships for purchase of cars for which loans were approved by a bank but for which the customers has not yet received the cash. The amount was subsequently collected by the Company after year-end.